Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Note 9 — Goodwill and Intangible Assets, Net
The following table presents details of the Company’s total goodwill:

As of September 30, 2018	$2,444,895
Goodwill resulting from acquisitions(1)	17,484
Other	456

As of September 30, 2019	$2,462,835
Goodwill resulting from acquisitions(2)	118,628
Other	(2,818)

As of September 30, 2020	$2,578,645

(1)
Mainly relates to the acquisition of TTS. In
allocating the total purchase price for
T
TS
, based on estimated fair values, the Company recorded $8,218 of goodwill, $29,500 of customer relationships to be amortized over approximately six years, $2,100 of core technology to be amortized over approximately six years
 and
 $1,300 of trade mark to be amortized
over four years.

(2)
Mainly relates to the acquisition of Openet. In allocating the total preliminary purchase price for Openet, based on estimated fair values, the Company recorded
$102,898 of goodwill, $40,409 of customer relationships to be amortized over approximately eight years, $53,614 of core technology to be amortized over approximately five years and $2,594 of trade mark to be amortized over two years.
The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2020, 2019 or 2018
.
The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2020
Core technology	$896,814	$(735,534)	$161,280
Customer relationships	642,575	(517,670)	124,905
Other	47,540	(37,391)	10,149

Total	$1,586,929	$(1,290,595)	$296,334

September 30, 2019
Core technology	$775,479	$(690,961)	$84,518
Customer relationships	594,555	(483,313)	111,242
Other	44,946	(35,544)	9,402

Total	$1,414,980	$(1,209,818)	$205,162

The amortization expenses related to the Company’s definite-lived purchased intangible assets were $80,777, $94,385 and $105,785 for the years ended 2020, 2019 and 2018
,
respectively.

The estimated future amortization expense of def
i
nite-lived purchased intangible assets as of September 30, 2020 is as follows:

Amount
Fiscal year:
2021	$78,345
2022	63,819
2023	46,672
2024	38,954
2025	34,534
Thereafter	34,010

Total	$296,334